Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of June 30, 2011 and December 31, 2010 and the Condensed Consolidating Statements of Operations for the three and six month periods ended June 30, 2011 and 2010, and Statements of Cash Flows for the six months ended June 30, 2011 and 2010, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and of (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional and joint and several. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2010 to reflect a reclassification of revenue earning equipment proceeds between the operating and investing sections of the Parent and Non-Guarantor Subsidiaries. We previously reported "Net cash provided by operating activities" of $361.5 million for the Parent and $880.7 million for the Non-Guarantor Subsidiaries for the six months ended June 30, 2010. We previously reported "Net cash used in investing activities" of $45.5 million for the Parent and $2,406.0 million for the Non-Guarantor Subsidiaries for the six months ended June 30, 2010. We have also revised our Condensed Consolidated Statement of Cash Flows for the six months ended June 30, 2010 to reflect a reclassification of certain payments to a third party finance company for purchases of revenue earning equipment between the investing and financing sections of the Non-Guarantor Subsidiaries. We previously reported "Net cash provided by financing activities" of $1,286.1 million for the Non-Guarantor Subsidiaries for the six months ended June 30, 2010. There was no impact to The Hertz Corporation's Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued financial statements.

CONDENSED CONSOLIDATING BALANCE SHEET
June 30, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$305,177	$4,419	$437,984	$—	$747,580
Restricted cash and cash equivalents	17,911	14,455	241,923	—	274,289
Receivables, less allowance for doubtful accounts	243,085	171,616	1,032,469	—	1,447,170
Due from Hertz affiliate	806,262	55,169	651,897	(1,513,328)	—
Inventories, at lower cost or market	29,016	31,722	39,261	—	99,999
Prepaid expenses and other assets	2,013,678	7,432	161,837	(1,724,754)	458,193
Revenue earning equipment, net	176,601	1,267,555	9,781,197	—	11,225,353
Property and equipment, net	784,680	170,856	263,006	—	1,218,542
Investment in subsidiaries, net	4,256,989	27,416	—	(4,284,405)	—
Other intangible assets, net	104,755	2,326,882	90,903	—	2,522,540
Goodwill	71,835	12,502	222,875	—	307,212

Total assets	$8,809,989	$4,090,024	$12,923,352	$(7,522,487)	$18,300,878

LIABILITIES AND EQUITY
Due to Hertz affiliate	$706,761	$220,708	$587,437	$(1,513,328)	$1,578
Accounts payable	111,800	141,467	1,307,589	—	1,560,856
Accrued liabilities	691,318	38,170	312,441	—	1,041,929
Accrued taxes	61,925	173,137	152,890	(226,098)	161,854
Debt	4,627,667	104	6,667,983	—	11,295,754
Public liability and property damage	105,699	16,434	163,885	—	286,018
Deferred taxes on income	—	1,277,985	1,654,004	(1,498,656)	1,433,333

Total liabilities	6,305,170	1,868,005	10,846,229	(3,238,082)	15,781,322

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,504,819	2,222,019	2,062,386	(4,284,405)	2,504,819
Noncontrolling interest	—	—	14,737	—	14,737

Total equity	2,504,819	2,222,019	2,077,123	(4,284,405)	2,519,556

Total liabilities and equity	$8,809,989	$4,090,024	$12,923,352	$(7,522,487)	$18,300,878

CONDENSED CONSOLIDATING BALANCE SHEET
December 31, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,022,145	$237,359	$1,417,951	$(605,162)	$2,072,293

Expenses:
Direct operating	576,641	172,021	438,644	—	1,187,306
Depreciation of revenue earning equipment	511,166	54,776	458,889	(605,162)	419,669
Selling, general and administrative	91,582	23,169	80,747	—	195,498
Interest expense	70,558	8,358	74,673	—	153,589
Interest income	(51)	(7)	(1,488)	—	(1,546)
Other (income) expense, net	10,655	—	146	—	10,801

Total expenses	1,260,551	258,317	1,051,611	(605,162)	1,965,317

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(238,406)	(20,958)	366,340	—	106,976
(Provision) benefit for taxes on income	75,968	6,619	(122,380)	—	(39,793)

Net income (loss)	(162,438)	(14,339)	243,960	—	67,183
Noncontrolling interest	—	—	(5,087)	—	(5,087)
Equity in earnings (losses) of subsidiaries (net of tax)	224,534	(2,347)	—	(222,187)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$62,096	$(16,686)	$238,873	$(222,187)	$62,096

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,952,498	$456,227	$2,625,578	$(1,182,007)	$3,852,296

Expenses:
Direct operating	1,132,819	312,876	815,276	—	2,260,971
Depreciation of revenue earning equipment	976,851	113,352	947,562	(1,182,007)	855,758
Selling, general and administrative	179,763	42,939	154,986	—	377,688
Interest expense	175,042	15,514	147,794	—	338,350
Interest income	(410)	(8)	(2,984)	—	(3,402)
Other (income) expense, net	62,396	(9)	290		62,677

Total expenses	2,526,461	484,664	2,062,924	(1,182,007)	3,892,042

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(573,963)	(28,437)	562,654	—	(39,746)
(Provision) benefit for taxes on income	182,692	9,018	(204,075)	—	(12,365)

Net income (loss)	(391,271)	(19,419)	358,579	—	(52,111)
Less: Net income attributable to noncontrolling interest	—	—	(8,760)	—	(8,760)
Equity in earnings (losses) of subsidiaries (net of tax)	330,400	(3,304)	—	(327,096)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(60,871)	$(22,723)	$349,819	$(327,096)	$(60,871)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Three Months Ended June 30, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$993,816	$199,583	$1,303,526	$(617,339)	$1,879,586

Expenses:
Direct operating	556,393	140,424	378,220	—	1,075,037
Depreciation of revenue earning equipment	487,276	56,832	529,951	(617,339)	456,720
Selling, general and administrative	92,118	17,777	62,108	—	172,003
Interest expense	72,257	7,118	97,846	—	177,221
Interest and other income, net	(43)	(2)	(6,746)	—	(6,791)

Total expenses	1,208,001	222,149	1,061,379	(617,339)	1,874,190

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(214,185)	(22,566)	242,147	—	5,396
Provision (benefit) for taxes on income (loss)	23,230	2,818	(34,293)	—	(8,245)

Net income (loss)	(190,955)	(19,748)	207,854	—	(2,849)
Less: Net income attributable to noncontrolling interest	—	—	(4,673)	—	(4,673)
Equity in earnings (losses) of subsidiaries (net of tax)	183,433	(1,426)	—	(182,007)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(7,522)	$(21,174)	$203,181	$(182,007)	$(7,522)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$1,906,734	$381,370	$2,430,730	$(1,178,360)	$3,540,474

Expenses:
Direct operating	1,094,714	260,701	732,621	—	2,088,036
Depreciation of revenue earning equipment	968,993	116,088	1,009,172	(1,178,360)	915,893
Selling, general and administrative	170,274	34,712	134,734	—	339,720
Interest expense	142,418	14,363	190,029	—	346,810
Interest and other income, net	(92)	(3)	(8,974)	—	(9,069)

Total expenses	2,376,307	425,861	2,057,582	(1,178,360)	3,681,390

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(469,573)	(44,491)	373,148	—	(140,916)
Provision (benefit) for taxes on income (loss)	81,133	7,964	(83,129)	—	5,968

Net income (loss)	(388,440)	(36,527)	290,019	—	(134,948)
Less: Net income attributable to noncontrolling interest	—	—	(8,251)	—	(8,251)
Equity in earnings (losses) of subsidiaries (net of tax)	245,241	(1,791)	—	(243,450)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(143,199)	$(38,318)	$281,768	$(243,450)	$(143,199)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2011
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$388,425	$132,542	$452,580	$(273,946)	$699,601

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(1,819)	11,014	(69,428)	—	(60,233)
Revenue earning equipment expenditures	(103,214)	(189,323)	(5,174,319)	—	(5,466,856)
Proceeds from disposal of revenue earning equipment	66,993	56,343	3,365,554	—	3,488,890
Property and equipment expenditures	(82,334)	(11,537)	(31,499)	—	(125,370)
Proceeds from disposal of property and equipment	11,793	2,803	13,792	—	28,388
Capital contributions to subsidiaries	(1,801,000)	—	—	1,801,000	—
Return of capital from subsidiaries	1,251,054	—	—	(1,251,054)	—
Acquisitions, net of acquired	—	(500)	(10,476)	—	(10,976)
Purchase of short-term investments, net	(32,891)	—	—	—	(32,891)
Other investing activities	—	—	1,303	—	1,303

Net cash provided by (used in) investing activities	(691,418)	(131,200)	(1,905,073)	549,946	(2,177,745)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,426,505	—	602,086	—	3,028,591
Payment of long-term debt	(3,585,159)	(8)	(46,305)	—	(3,631,472)
Short-term borrowings:
Proceeds	—	—	285,803	—	285,803
Payments	(8,596)	—	(480,621)	—	(489,217)
Proceeds (payments) under the revolving lines of credit, net	110,872	(2,095)	620,078	—	728,855
Distributions to noncontrolling interest	—	—	(10,500)	—	(10,500)
Capital contributions received from parent	—	—	1,801,000	(1,801,000)	—
Payment of dividends and return of capital	(12,450)	—	(1,525,000)	1,525,000	(12,450)
Proceeds from employee stock purchase plan	1,716	—	—	—	1,716
Loan from Hertz Global Holdings, Inc.	182	—	—	—	182
Payment of financing costs	(79,278)	—	(2,114)	—	(81,392)

Net cash provided by (used in) financing activities	(1,146,208)	(2,103)	1,244,427	(276,000)	(179,884)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	31,602	—	31,602

Net decrease in cash and cash equivalents during the period	(1,449,201)	(761)	(176,464)	—	(1,626,426)
Cash and cash equivalents at beginning of period	1,754,378	5,180	614,448	—	2,374,006

Cash and cash equivalents at end of period	$305,177	$4,419	$437,984	$—	$747,580

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2010
(In Thousands of Dollars)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$361,230	$14,695	$846,626	$(191,420)	$1,031,131

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	1,801	(3,492)	(387,551)	—	(389,242)
Revenue earning equipment expenditures	(72,362)	(36,776)	(5,208,160)	—	(5,317,298)
Proceeds from disposal of revenue earning equipment	43,550	33,015	3,366,945	—	3,443,510
Property and equipment expenditures	(44,545)	(9,867)	(37,606)	—	(92,018)
Proceeds from disposal of property and equipment	117	8,538	6,539	—	15,194
Capital contributions to subsidiaries	(301,521)	—	—	301,521	—
Return of capital from subsidiaries	324,490	—	—	(324,490)	—
Acquisitions, net of cash acquired	—	—	(157)	—	(157)
Purchase of short-term investments, net	3,183	94	(106)	—	3,171
Other investing activities	—	—	817	—	817

Net cash provided by (used in) investing activities	(45,287)	(8,488)	(2,259,279)	(22,969)	(2,336,023)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	8,018	—	673,352	—	681,370
Payment of long-term debt	(65,550)	(39)	(691,375)	—	(756,964)
Short-term borrowings:
Proceeds	9,621	—	265,109	—	274,730
Repayments	—	—	(281,009)	—	(281,009)
Proceeds (payments) under the revolving lines of credit, net	(23,755)	(4,298)	1,451,456	—	1,423,403
Distributions to noncontrolling interest	—	—	(7,630)	—	(7,630)
Capital contributions received from parent	—	—	301,521	(301,521)	—
Payment of dividends and return of capital	(12,500)	—	(515,910)	515,910	(12,500)
Proceeds from employee stock purchase plan	1,222	—	—	—	1,222
Loan from Hertz Global Holdings, Inc.	(5,607)	—	—	—	(5,607)
Payment of financing costs	(2,944)	—	(22,028)	—	(24,972)

Net cash provided by (used in) financing activities	(91,495)	(4,337)	1,173,486	214,389	1,292,043

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(75,836)	—	(75,836)

Net change in cash and cash equivalents during the period	224,448	1,870	(315,003)	—	(88,685)
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$332,970	$7,939	$555,873	$—	$896,782

Note 16—Guarantor and Non-Guarantor Condensed Consolidating Financial Statements

The following condensed consolidating financial information presents the Condensed Consolidating Balance Sheets as of December 31, 2010 and 2009 and the Condensed Consolidating Statements of Operations for the years ended December 31, 2010, 2009 and 2008, and Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008, of (a) The Hertz Corporation, ("the Company" or "the Parent"); (b) the Parent's subsidiaries that guarantee the Parent's indebtedness, or the Guarantor Subsidiaries; (c) the Parent's subsidiaries that do not guarantee the Parent's indebtedness, or the Non-Guarantor Subsidiaries; (d) elimination entries necessary to consolidate the Parent with the Guarantor Subsidiaries and Non-Guarantor Subsidiaries; and (e) the Company on a consolidated basis.

Investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions. Separate financial statements and other disclosures with respect to the Guarantor Subsidiaries have not been provided as management believes the following information is sufficient, as the Guarantor Subsidiaries are 100% owned by the Parent and all guarantees are full and unconditional. Additionally, substantially all of the assets of the Guarantor Subsidiaries are pledged under the Senior Credit Facilities, and consequently will not be available to satisfy the claims of our general creditors.

We have revised our Condensed Consolidating Balance Sheet as of December 31, 2009 to appropriately reflect an accounts payable balance for the Non-Guarantor Subsidiaries that was previously reported in the Parent. We previously reported "Investment in subsidiaries, net" of $4,512.6 million and "Accounts payable" of $236.2 million for the Parent as of December 31, 2009 and "Accounts payable" of $375.1 million and "The Hertz Corporation and Subsidiaries stockholder's equity" of $2,280.3 million for the Non-Guarantor Subsidiaries. Also, we have revised our Condensed Consolidated Statement of Cash Flows for the year ended December 31, 2009 to reflect a reclassification of revenue earning equipment expenditures between the operating and investing sections of the Parent, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. We previously reported "Net cash used in operating activities" of $100.2 million and "Net cash provided by investing activities" of $101.9 million for the Guarantor Subsidiaries for the year ended December 31, 2009. We previously reported "Net cash used in investing activities" of $1,240.7 million for the Non-Guarantor Subsidiaries for the year ended December 31, 2009. There was no impact to The Hertz Corporation's Consolidated Balance Sheet or Consolidated Statement of Cash Flows. Management has concluded that this footnote revision is not material to our previously issued consolidated financial statements.

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$1,754,378	$5,180	$614,448	$—	$2,374,006
Restricted cash and cash equivalents	16,092	25,468	166,016	—	207,576
Receivables, less allowance for doubtful accounts	265,195	166,483	924,875	—	1,356,553
Due from Hertz affiliate	501,735	47,166	313,466	(862,367)	—
Inventories, at lower cost or market	21,164	31,734	34,531	—	87,429
Prepaid expenses and other assets	1,756,704	6,814	169,539	(1,588,131)	344,926
Revenue earning equipment, net	166,316	1,265,641	7,507,452	—	8,939,409
Property and equipment, net	735,770	178,691	249,108	—	1,163,569
Investment in subsidiaries, net	4,044,084	47,109	—	(4,091,193)	—
Other intangible assets, net	114,840	2,334,500	101,219	—	2,550,559
Goodwill	71,835	9,971	218,368	—	300,174

Total assets	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

LIABILITIES AND EQUITY
Due to Hertz affiliate	$360,069	$191,832	$311,862	$(862,367)	$1,396
Accounts payable	144,261	177,170	623,542	—	944,973
Accrued liabilities	681,125	30,961	355,916	—	1,068,002
Accrued taxes	51,916	174,553	22,331	(112,403)	136,397
Debt	5,601,707	112	5,317,526	—	10,919,345
Public liability and property damage	110,346	16,939	151,400	—	278,685
Deferred taxes on income	—	1,284,768	1,651,172	(1,475,728)	1,460,212

Total liabilities	6,949,424	1,876,335	8,433,749	(2,450,498)	14,809,010

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,498,689	2,242,422	1,848,771	(4,091,193)	2,498,689
Noncontrolling interest	—	—	16,502	—	16,502

Total equity	2,498,689	2,242,422	1,865,273	(4,091,193)	2,515,191

Total liabilities and equity	$9,448,113	$4,118,757	$10,299,022	$(6,541,691)	$17,324,201

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
ASSETS
Cash and cash equivalents	$108,522	$6,069	$870,876	$—	$985,467
Restricted cash and cash equivalents	36,024	7,955	321,180	—	365,159
Receivables, less allowance for doubtful accounts	206,702	134,996	987,949	—	1,329,647
Due from Hertz affiliate	796,408	40,421	293,653	(1,130,482)	—
Inventories, at lower cost or market	17,908	35,717	39,790	—	93,415
Prepaid expenses and other assets	1,518,906	7,166	124,892	(1,360,974)	289,990
Revenue earning equipment, net	89,451	1,355,727	7,406,407	—	8,851,585
Property and equipment, net	730,861	190,993	266,275	—	1,188,129
Investment in subsidiaries, net	4,477,526	41,834	—	(4,519,360)	—
Other intangible assets, net	135,011	2,350,893	111,778	—	2,597,682
Goodwill	71,835	7,510	216,005	—	295,350

Total assets	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

LIABILITIES AND EQUITY
Due to Hertz affiliate	$341,644	$345,943	$450,466	$(1,130,484)	$7,569
Accounts payable	201,118	47,427	410,126	—	658,671
Accrued liabilities	590,921	26,595	405,242	—	1,022,758
Accrued taxes	51,457	151,745	147,213	(224,609)	125,806
Debt	4,442,100	180	5,554,734	—	9,997,014
Public liability and property damage	105,134	18,455	154,239	—	277,828
Deferred taxes on income	—	1,314,802	1,254,268	(1,136,365)	1,432,705

Total liabilities	5,732,374	1,905,147	8,376,288	(2,491,458)	13,522,351

Equity:
The Hertz Corporation and Subsidiaries stockholder's equity	2,456,780	2,274,134	2,245,224	(4,519,358)	2,456,780
Noncontrolling interest	—	—	17,293	—	17,293

Total equity	2,456,780	2,274,134	2,262,517	(4,519,358)	2,474,073

Total liabilities and equity	$8,189,154	$4,179,281	$10,638,805	$(7,010,816)	$15,996,424

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,961,435	$840,954	$5,210,658	$(2,450,513)	$7,562,534

Expenses:
Direct operating	2,216,821	535,625	1,529,905	—	4,282,351
Depreciation of revenue earning equipment	1,938,416	236,594	2,143,650	(2,450,513)	1,868,147
Selling, general and administrative	330,107	70,396	263,939	—	664,442
Interest expense	297,512	28,594	400,433	—	726,539
Interest and other income, net	(236)	8	(12,082)	—	(12,310)

Total expenses	4,782,620	871,217	4,325,845	(2,450,513)	7,529,169

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(821,185)	(30,263)	884,813	—	33,365
(Provision) benefit for taxes on income	314,286	7,476	(355,490)	—	(33,728)

Net income (loss)	(506,899)	(22,787)	529,323	—	(363)
Noncontrolling interest	—	—	(17,383)	—	(17,383)
Equity in earnings (losses) of subsidiaries (net of tax)	489,153	(5,268)	—	(483,885)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(17,746)	$(28,055)	$511,940	$(483,885)	$(17,746)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$3,694,986	$807,068	$4,773,473	$(2,174,020)	$7,101,507

Expenses:
Direct operating	2,081,153	485,233	1,517,790	—	4,084,176
Depreciation of revenue earning equipment	1,896,687	253,518	1,955,173	(2,174,020)	1,931,358
Selling, general and administrative	284,082	80,518	276,403	—	641,003
Interest expense	291,075	31,211	331,375	—	653,661
Interest and other income, net	(48,900)	167	(15,704)	—	(64,437)

Total expenses	4,504,097	850,647	4,065,037	(2,174,020)	7,245,761

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(809,111)	(43,579)	708,436	—	(144,254)
(Provision) benefit for taxes on income	326,149	21,656	(299,407)	—	48,398

Net income (loss)	(482,962)	(21,923)	409,029	—	(95,856)
Noncontrolling interest	—	—	(14,679)	—	(14,679)
Equity in earnings (losses) of subsidiaries (net of tax)	372,427	(4,161)	—	(368,266)	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(110,535)	$(26,084)	$394,350	$(368,266)	$(110,535)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Total revenues	$4,153,298	$1,151,322	$5,802,465	$(2,582,030)	$8,525,055

Expenses:
Direct operating	2,427,023	648,375	1,854,620	—	4,930,018
Depreciation of revenue earning equipment	2,252,428	248,157	2,275,609	(2,582,030)	2,194,164
Selling, general and administrative	316,917	112,354	340,368	—	769,639
Interest expense	315,960	66,300	488,230	—	870,490
Interest and other income, net	(2,958)	(1,052)	(20,751)	—	(24,761)
Impairment charges	—	956,096	212,804	—	1,168,900

Total expenses	5,309,370	2,030,230	5,150,880	(2,582,030)	9,908,450

Income (loss) before income taxes, noncontrolling interest and equity in earnings (losses) of subsidiaries	(1,156,072)	(878,908)	651,585	—	(1,383,395)
(Provision) benefit for taxes on income	429,196	142,124	(373,663)	—	197,657

Net income (loss)	(726,876)	(736,784)	277,922	—	(1,185,738)
Noncontrolling interest	—	—	(20,786)	—	(20,786)
Equity in earnings (losses) of subsidiaries (net of tax)	(479,648)	(9,775)	—	489,423	—

Net income (loss) attributable to The Hertz Corporation and Subsidiaries' common stockholder	$(1,206,524)	$(746,559)	$257,136	$489,423	$(1,206,524)

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$337,055	$93,252	$2,189,175	$(381,555)	$2,237,927

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	19,932	(17,514)	158,098	—	160,516
Revenue earning equipment expenditures	(188,057)	(96,452)	(8,156,363)	—	(8,440,872)
Proceeds from disposal of revenue earning equipment	169,451	75,139	7,273,856	—	7,518,446
Property and equipment expenditures	(92,415)	(19,275)	(67,519)	—	(179,209)
Proceeds from disposal of property and equipment	4,311	11,239	23,355	—	38,905
Capital contributions to subsidiaries	(1,544,332)	—	—	1,544,332	—
Return of capital from subsidiaries	1,877,095	—	—	(1,877,095)	—
Acquisitions, net of cash acquired	(35)	(43,789)	(3,747)	—	(47,571)
Sale of short-term investments, net	3,183	94	214	—	3,491
Other investing activities	—	—	2,726	—	2,726

Net cash provided by (used in) investing activities	249,133	(90,558)	(769,380)	(332,763)	(943,568)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,209,866	—	1,425,847	—	2,635,713
Payment of long-term debt	(73,342)	(68)	(2,880,823)	—	(2,954,233)
Short-term borrowings:
Proceeds	—	—	490,490	—	490,490
Payments	(2,615)	—	(968,334)	—	(970,949)
Proceeds (payments) under the revolving lines of credit, net	(18,907)	(3,515)	1,048,492	—	1,026,070
Distributions to noncontrolling interest	—	—	(18,200)	—	(18,200)
Payment of Dividends and Return of Capital	(23,000)	—	(2,258,650)	2,258,650	(23,000)
Capital Contributions Received from Parent	—	—	1,544,332	(1,544,332)	—
Proceeds from employee stock purchase plan	3,208	—	—	—	3,208
Excess tax benefits from exercise of stock options	(258)	—	—	—	(258)
Loan from Hertz Global Holdings, Inc.	(6,173)	—	—	—	(6,173)
Payment of financing costs	(29,111)	—	(49,040)	—	(78,151)

Net cash provided by (used in) financing activities	1,059,668	(3,583)	(1,665,886)	714,318	104,517

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(10,337)	—	(10,337)

Net change in cash and cash equivalents during the period	1,645,856	(889)	(256,428)	—	1,388,539
Cash and cash equivalents at beginning of period	108,522	6,069	870,876	—	985,467

Cash and cash equivalents at end of period	$1,754,378	$5,180	$614,448	$—	$2,374,006

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(730,823)	$(96,344)	$2,882,929	$(353,902)	$1,701,860

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(34,447)	27,468	375,700	—	368,721
Revenue earning equipment expenditures	(88,945)	(29,372)	(7,409,000)	—	(7,527,317)
Proceeds from disposal of revenue earning equipment	67,727	101,495	5,937,402	—	6,106,624
Property and equipment expenditures	(52,503)	(9,863)	(38,335)	—	(100,701)
Proceeds from disposal of property and equipment	(3,076)	8,380	18,393	—	23,697
Capital contributions to subsidiaries	(833,411)	—	—	833,411	—
Return of capital from subsidiaries	1,483,281	—	—	(1,483,281)	—
Acquisitions, net of cash acquired	(40,333)	—	(36,086)	—	(76,419)
Purchase of short-term investments, net	(3,184)	(94)	(214)	—	(3,492)
Other investing activities	—	—	828	—	828

Net cash provided by (used in) investing activities	495,109	98,014	(1,151,312)	(649,870)	(1,208,059)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,703	—	1,196,193	—	1,200,896
Payment of long-term debt	(189,810)	(74)	(959,992)	—	(1,149,876)
Short-term borrowings:
Proceeds	—	—	364,065	—	364,065
Payments	—	—	(351,773)	—	(351,773)
Proceeds (payments) under the revolving lines of credit, net	(437,976)	(2,268)	(685,855)	—	(1,126,099)
Distributions to noncontrolling interest	—	—	(15,050)	—	(15,050)
Payment of Dividends and Return of Capital	—	—	(1,837,183)	1,837,183	—
Capital Contributions Received from Parent	990,117	—	833,411	(833,411)	990,117
Proceeds from employee stock purchase plan	2,400	—	—	—	2,400
Loan from Hertz Global Holdings, Inc.	(7,186)	—	—	—	(7,186)
Payment of financing costs	(43,856)	—	(1,161)	—	(45,017)

Net cash provided by (used in) financing activities	318,392	(2,342)	(1,457,345)	1,003,772	(137,523)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	35,192	—	35,192

Net change in cash and cash equivalents during the period	82,678	(672)	309,464	—	391,470
Cash and cash equivalents at beginning of period	25,844	6,741	561,412	—	593,997

Cash and cash equivalents at end of period	$108,522	$6,069	$870,876	$—	$985,467

	Parent (The Hertz Corporation)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	The Hertz Corporation & Subsidiaries
Net cash provided by (used in) operating activities	$(1,501,317)	$(45,658)	$4,488,139	$(504,615)	$2,436,549

Cash flows from investing activities:
Net change in restricted cash and cash equivalents	—	—	(71,836)	—	(71,836)
Revenue earning equipment expenditures	(99,013)	(87,719)	(9,964,250)	—	(10,150,982)
Proceeds from disposal of revenue earning equipment	80,716	189,125	8,349,874	—	8,619,715
Property and equipment expenditures	(81,343)	(28,509)	(83,914)	—	(193,766)
Proceeds from disposal of property and equipment	29,156	2,563	36,796	—	68,515
Return of capital from subsidiaries	1,294,235	—	—	(1,294,235)	—
Acquisitions, net of cash acquired	(14,050)	(17,616)	(39,254)	—	(70,920)
Other investing activities	—	—	(488)	—	(488)

Net cash provided by (used in) investing activities	1,209,701	57,844	(1,773,072)	(1,294,235)	(1,799,762)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	11,408	—	11,157	—	22,565
Repayment of long-term debt	(65,246)	(69)	(795,200)	—	(860,515)
Short-term borrowings:
Proceeds	—	—	396,679	—	396,679
Repayments	—	—	(374,333)		(374,333)
Proceeds (repayments) under the revolving lines of credit, net	279,300	(23,353)	(57,186)	—	198,761
Payment of financing costs	(10,090)	—	(51,133)	—	(61,223)
Loan with Hertz Global Holdings, Inc.	6,273	—	—	—	6,273
Dividends paid	—	—	(1,798,850)	1,798,850	—
Distributions to noncontrolling interest	—	—	(24,150)	—	(24,150)

Net cash provided by (used in) financing activities	221,645	(23,422)	(2,693,016)	1,798,850	(695,943)

Effect of foreign exchange rate changes on cash and cash equivalents	—	—	(76,540)	—	(76,540)

Net change in cash and cash equivalents during the period	(69,971)	(11,236)	(54,489)	—	(135,696)
Cash and cash equivalents at beginning of period	95,815	17,977	615,901	—	729,693

Cash and cash equivalents at end of period	$25,844	$6,741	$561,412	$—	$593,997